Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents and restricted cash [abstract]
Cash on hand and bank deposits	$ 264,565	$ 490,657
Demand and term deposits (1)	8,543	18,325
Cash and cash equivalents	273,108	508,982	$ 375,753	$ 479,381
Restricted cash (2)	4,843	5,465
Cash and cash equivalents and restricted cash	$ 277,951	$ 514,447